Income Taxes - Components of Income (Loss) Before Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Income (loss) before income taxes, United States									$ (78.2)	$ (12.1)	$ (47.9)
Income (loss) before income taxes, Foreign									90.1	100.2	97.4
Income before income taxes	$ (32.6)	$ (12.5)	$ 57.5	$ (0.5)	$ 55.9	$ 66.0	$ (2.3)	$ (31.5)	$ 11.9	$ 88.1	$ 49.5